SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government institutions	$ 26	$ 88
Deposits at the Chamber of Commerce	26	14
Deferred cost of revenues	129	124
Prepaid expenses	233	87
Other	22	23
Other current assets	$ 436	$ 336